LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

5. LONG-TERM INVESTMENTS

The Company’s long-term investments consist of a cost method investment and an equity method investment.

Cost method investment

As of December 31, 2014, the carrying amount of Company’s cost method investment was RMB58,333 (US$9,402). There is no impairment indicator for the cost method investment during the year ended December 31, 2014.

Equity method investment

As of December 31, 2014, the Company holds a 49% equity interest in 1Verge Global Internet (Beijing) Co., Ltd. (“1Verge Global”)  through 1Verge Information, which was accounted for under the equity method since the Company jointly controls the investee with the other investor.  The carrying amount of the Company’s equity method investment was RMB8,960 (US$1,444) as of December 31, 2014. There is no impairment indicator for the equity method investment during the year ended December 31, 2014.